Finance expense: (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule For Finance Income And Expense [Line Items]
Other interest, net and banking fees	$ (15,749)	$ (10,228)	$ 57,873
Finance expenses (income) paid (received)	73,079	176,239	314,300
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Interest paid	$ 88,828	$ 186,467	$ 256,427